Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss and comprehensive loss for the period	$ (857,094)	$ (608,178)	$ (3,863,992)
Item not affecting cash:
Share-based payments	0	15,787
Interest expense	32,415	24,867
Gain on derivative liability	(175,477)	0
Recovery of flow-through premium liability	(16,283)	0
Finance income on sublease	0	(936)
Gain on forgiveness of debt	(50,200)	0
Gain on long-term investment	0	(350)
Receivables	(79,583)	(18,135)
Prepaid expenses and deposits	(254,021)	(12,897)
Accounts payable and accrued liabilities	(172,047)	403,112
Loan repayments	0	(16,000)
Net cash used in operating activities	(1,757,290)	(212,730)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs	(140,895)	(187,849)		$ (198,829)
Exploration and evaluation expenditures	(264,008)	(227,861)
Exploration and evaluation recoveries	200,000	100,000
Receipt of sublease payments	0	16,426
Net cash used in investing activities	(204,903)	(299,284)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements	1,350,129	0
Share issue costs	(22,869)	0	(480,415)
Short-term loan interest paid	(32,505)	0
Repayment of lease obligations	0	(17,907)
Net cash provided by financing activities	1,294,755	(17,907)
Change in cash for the period	(482,438)	(529,921)
Cash, beginning of year	998,262	574,587	44,666	574,587
Cash, end of period	515,824	44,666	$ 998,262	$ 998,262
Cash paid for interest	32,505	16,000
Cash paid for tax	$ 0	$ 0